EQUITY - BBUC Exchangeable Shares (Details) - BBCU exchangeable shares	6 Months Ended
Jun. 30, 2022 shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	0
Special distribution (in shares)	73,088,510
Converted to class C shares (in shares)	(50,825,000,000)
Balance at end of period (in shares)	72,957,260
Class c shares
Disclosure of classes of share capital [line items]
Converted to class C shares (in shares)	(80,425)